Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Capital Lease Obligations [Line Items]
Capital lease obligations	$ 38,852	$ 43,764
Less current portion	14,363	13,191
Noncurrent portion of capital leases	$ 24,489	$ 30,573